Borrowings	12 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
BORROWINGS
10.	BORROWINGS

As of September 30, 2024 and 2023, summary of the borrowings is as following:

	Annual Interest Rate		Maturity date	September 30, 2024	September 30, 2023
Bank of Jiangsu	4.05%		March 2024	$-	$411,184
	4.05%		September 2025	427,497	-
			Subtotal	$427,497	$411,184
Xiaoshan Rural Commercial Bank	4.40%	– 4.70%	August 2024	$-	$4,454,496
	4.35%	– 4.50%	August 2024	-	1,370,614
	4.50%		August 2025	3,491,222	-
	4.40%		August 2025	1,139,991	-
	4.20%		August 2025	712,494	-
	4.20%		July 2025	712,494	-
			Subtotal	$6,056,201	$5,825,110
Bank of Beijing	3.55%		June 2024	$-	$1,370,614
			Subtotal	$-	$1,370,614
China Citic Bank	3.90%		June 2024	-	1,233,553
	3.70%		July 2025	854,993	-
	4.20%		December 2024	5,984,952	-
			Subtotal	$6,839,945	$1,233,553
			Total	$13,323,643	$8,840,461

Interest expenses were $557,571, $392,741 and $352,968 for the years ended September 30, 2024, 2023 and 2022, respectively. The weighted average interest rates of borrowings outstanding were 4.34%, 4.50% and 4.89% per annum as of September 30, 2024, 2023 and 2022, respectively.

The borrowings from Xiaoshan Rural Commercial Bank were secured by the Group’s equipments and buildings and guaranteed by Huiyu Holdings Group Co., Ltd. The borrowing from China Citic Bank was secured by Shuang Wu’s building and Baiming Yu.

The Company repaid total amount of the borrowing from China Citic Bank of $5,984,952 in December, 2024.